DEBT AND CREDIT SOURCES - Prepaid Forward (Details) - USD ($) $ in Thousands, shares in Millions	12 Months Ended
	Jan. 01, 2023	Jan. 02, 2022	Jan. 03, 2021	Sep. 29, 2020	Jul. 17, 2020
Equity, Class of Treasury Stock [Line Items]
Remeasurement loss (gain) on Physical Delivery Forward and Prepaid Forward	$ 2,411	$ (34,468)	$ 38,236
Prepaid Forward
Equity, Class of Treasury Stock [Line Items]
Authorized amount					$ 40,000
Floor percentage				20.00%
Remaining shares to be delivered (in shares)				2.5
Prepaid Forward	35,700	32,300
Remeasurement loss (gain) on Physical Delivery Forward and Prepaid Forward	$ 3,400	$ (34,500)